Schedule of Condensed Consolidating Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Current Assets:
Cash and cash equivalents	$ 287.8	$ 275.5	$ 0	$ 0	$ 0	$ 0
Accounts receivable, net	396.8	400.8		315.4
Inventories	428.9	403.1		435.3
Deferred income taxes	163.5	171.1		119.9
Prepaid expenses and other current assets	131.8	134.4		31.0
Intercompany receivable	0	0
Total current assets	1,408.8	1,384.9		901.6
Property, plant and equipment, net	997.3	997.4		945.2
Goodwill	532.0	532.0		507.5
Intangible assets, net	413.3	422.1		365.6
Investment in subsidiaries	0	0
Intercompany loan receivable	0	0
Other assets	218.0	220.2		179.0
Total Assets	3,569.4	3,556.6		2,898.9
Current Liabilities:
Current maturities of long-term debt	1.4	1.5		1.3
Accounts payable	144.5	120.9		112.5
Accrued payroll and payroll-related costs	32.7	66.5		60.3
Accrued branded rebates	37.5	34.6		24.3
Accrued and other current liabilities	337.9	376.7		221.7
Intercompany payable	0	0
Total current liabilities	554.0	600.2		420.1
Long-term debt	918.0	918.3		8.9
Pension and postretirement benefits	105.9	108.0		189.6
Environmental liabilities	38.7	39.5		136.5
Deferred income taxes	317.3	310.1		73.7
Other income tax liabilities	149.7	153.1		19.4
Intercompany loan payable	0	0
Other liabilities	176.5	171.8		158.8
Total liabilities	2,260.1	2,301.0		1,007.0
Shareholder's equity	1,309.3	1,255.6		1,891.9	1,788.7	1,835.9
Total Liabilities and Shareholders' Equity	3,569.4	3,556.6		2,898.9
Mallinckrodt plc
Current Assets:
Cash and cash equivalents	1.1	1.2		0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0.7	1.0
Intercompany receivable	2.7	2.7
Total current assets	4.5	4.9
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	1,320.1	1,266.1
Intercompany loan receivable	0	0
Other assets	0	0
Total Assets	1,324.6	1,271.0
Current Liabilities:
Current maturities of long-term debt	0	0
Accounts payable	5.3	0.1
Accrued payroll and payroll-related costs	0	0.1
Accrued branded rebates	0	0
Accrued and other current liabilities	0.6	0.6
Intercompany payable	5.5	12.2
Total current liabilities	11.4	13.0
Long-term debt	0	0
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loan payable	3.9	2.4
Other liabilities	0	0
Total liabilities	15.3	15.4
Shareholder's equity	1,309.3	1,255.6
Total Liabilities and Shareholders' Equity	1,324.6	1,271.0
Mallinckrodt International Finance S.A.
Current Assets:
Cash and cash equivalents	34.9	56.5		0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Intercompany receivable	0	0
Total current assets	34.9	56.5
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	2,584.9	2,520.4
Intercompany loan receivable	3.9	2.4
Other assets	10.8	11.2
Total Assets	2,634.5	2,590.5
Current Liabilities:
Current maturities of long-term debt	0	0
Accounts payable	0.1	0
Accrued payroll and payroll-related costs	0	0
Accrued branded rebates	0	0
Accrued and other current liabilities	8.2	18.3
Intercompany payable	0	0
Total current liabilities	8.3	18.3
Long-term debt	898.2	898.1
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loan payable	409.5	409.6
Other liabilities	0	0
Total liabilities	1,316.0	1,326.0
Shareholder's equity	1,318.5	1,264.5
Total Liabilities and Shareholders' Equity	2,634.5	2,590.5
Other Subsidiaries
Current Assets:
Cash and cash equivalents	251.8	217.8		0
Accounts receivable, net	396.8	400.8
Inventories	428.9	403.1
Deferred income taxes	163.5	171.1
Prepaid expenses and other current assets	131.1	133.4
Intercompany receivable	5.5	12.2
Total current assets	1,377.6	1,338.4
Property, plant and equipment, net	997.3	997.4
Goodwill	532.0	532.0
Intangible assets, net	413.3	422.1
Investment in subsidiaries	0	0
Intercompany loan receivable	409.5	409.6
Other assets	207.2	209.0
Total Assets	3,936.9	3,908.5
Current Liabilities:
Current maturities of long-term debt	1.4	1.5
Accounts payable	139.1	120.8
Accrued payroll and payroll-related costs	32.7	66.4
Accrued branded rebates	37.5	34.6
Accrued and other current liabilities	329.1	357.8
Intercompany payable	2.7	2.7
Total current liabilities	542.5	583.8
Long-term debt	19.8	20.2
Pension and postretirement benefits	105.9	108.0
Environmental liabilities	38.7	39.5
Deferred income taxes	317.3	310.1
Other income tax liabilities	149.7	153.1
Intercompany loan payable	0	0
Other liabilities	176.5	171.8
Total liabilities	1,350.4	1,386.5
Shareholder's equity	2,586.5	2,522.0
Total Liabilities and Shareholders' Equity	3,936.9	3,908.5
Eliminations
Current Assets:
Cash and cash equivalents	0	0		0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Intercompany receivable	(8.2)	(14.9)
Total current assets	(8.2)	(14.9)
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	(3,905.0)	(3,786.5)
Intercompany loan receivable	(413.4)	(412.0)
Other assets	0	0
Total Assets	(4,326.6)	(4,213.4)
Current Liabilities:
Current maturities of long-term debt	0	0
Accounts payable	0	0
Accrued payroll and payroll-related costs	0	0
Accrued branded rebates	0	0
Accrued and other current liabilities	0	0
Intercompany payable	(8.2)	(14.9)
Total current liabilities	(8.2)	(14.9)
Long-term debt	0	0
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loan payable	(413.4)	(412.0)
Other liabilities	0	0
Total liabilities	(421.6)	(426.9)
Shareholder's equity	(3,905.0)	(3,786.5)
Total Liabilities and Shareholders' Equity	$ (4,326.6)	$ (4,213.4)